Consolidated Statements of Changes Stockholders’ in Equity (Deficit) - USD ($) $ in Thousands		Common stock		Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2019		$ 95		$ 438	$ (325)	$ 208
Balance (in Shares) at Dec. 31, 2019		9,459,253
Issuance of common stock			[1]	467		467
Net loss					(718)	(718)
Balance at Dec. 31, 2020	[2]	$ 95		905	(1,043)	(43)
Balance (in Shares) at Dec. 31, 2020	[2]	9,459,253
Issuance of common stock and warrants		$ 25		1,265		1,290
Issuance of common stock and warrants (in Shares)		2,460,259
Effect of reverse recapitalization transaction (Notes 1a and 7b)		$ 10		496		506
Effect of reverse recapitalization transaction (Notes 1a and 7b) (in Shares)		1,051,028
Net loss					(1,625)	(1,625)
Balance at Dec. 31, 2021		$ 130		2,666	(2,668)	128
Balance (in Shares) at Dec. 31, 2021		12,970,540
Issuance of common stock and warrants		$ 8		885		893
Issuance of common stock and warrants (in Shares)		831,000
Issuance of common stock in exchange for services		$ 19		2,424		2,443
Issuance of common stock in exchange for services (in Shares)		1,822,500
Net loss					(3,358)	(3,358)
Balance at Dec. 31, 2022		$ 157		$ 5,975	$ (6,026)	$ 106
Balance (in Shares) at Dec. 31, 2022		15,624,040

[1]	Represents amount less than $1
[2]	Number of shares has been retroactively adjusted based on the equivalent number of shares received by the accounting acquirer in the reverse recapitalization transaction and to reflect adjustment to the share par value (refer to Note 1a).